Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 9,443	$ 11,763	$ 41,437	$ 52,444
Property and Equipment [Member]
Depreciation expense	$ 6,474	$ 8,794	$ 29,560	$ 40,567